Pensions and other post-retirement benefits - Disclosure of asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 654	£ 1,932	£ 1,356
Property	883	1,124	669
Diversified alternatives	1,388	1,766	712
Liability-matching assets	6,831	8,113	5,864
Longevity swap	(88)	(80)	(64)
Cash and cash equivalents	145	477	284
Other (including net current assets and liabilities)	47	6	256
Fair value of plan assets	12,578	16,865	14,680
Repurchase agreements	3,400	6,600	2,500
UK | Pensions | NGUKPS Section A
Disclosure of fair value of plan assets [line items]
Pension fund investments in employer issued securities	23	32	0
UK | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,956	2,741	3,767
UK | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	762	786	1,836
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	475	1,458	555
Property	23	122	104
Diversified alternatives	708	1,334	0
Liability-matching assets	1,958	2,023	1,731
Longevity swap	0	0	0
Cash and cash equivalents	145	477	34
Other (including net current assets and liabilities)	59	16	0
Fair value of plan assets	6,086	8,957	7,990
UK | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,956	2,741	3,730
UK | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	762	786	1,836
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	179	474	801
Property	860	1,002	565
Diversified alternatives	680	432	712
Liability-matching assets	4,873	6,090	4,133
Longevity swap	(88)	(80)	(64)
Cash and cash equivalents	0	0	250
Other (including net current assets and liabilities)	(12)	(10)	256
Fair value of plan assets	6,492	7,908	6,690
Investments in forestry funds	304	283	0
UK | Pensions | Unquoted | NGUKPS
Disclosure of fair value of plan assets [line items]
Buy-in policies	2,100	2,700	4,100
UK | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	37
UK | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	1,500	2,176	2,919
Property	299	295	264
Diversified alternatives	370	506	625
Infrastructure	265	182	130
Cash and cash equivalents	16	31	24
Other (including net current assets and liabilities)	11	15	12
Fair value of plan assets	6,060	7,263	6,909
US | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,675	3,008	2,054
US | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	924	1,050	881
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	154	272	560
Property	0	0	0
Diversified alternatives	85	142	167
Infrastructure	0	0	0
Cash and cash equivalents	16	31	24
Other (including net current assets and liabilities)	7	12	12
Fair value of plan assets	2,819	3,103	2,664
US | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,147	2,311	1,547
US | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	410	335	354
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,346	1,904	2,359
Property	299	295	264
Diversified alternatives	285	364	458
Infrastructure	265	182	130
Cash and cash equivalents	0	0	0
Other (including net current assets and liabilities)	4	3	0
Fair value of plan assets	3,241	4,160	4,245
US | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	528	697	507
US | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	514	715	527
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	584	1,198	1,722
Diversified alternatives	109	264	357
Other (including net current assets and liabilities)	148	185	171
Fair value of plan assets	2,608	2,885	2,799
US | Other post-retirement benefits | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,334	725	13
US | Other post-retirement benefits | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	433	513	536
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	74	185	419
Diversified alternatives	100	144	185
Other (including net current assets and liabilities)	1	0	0
Fair value of plan assets	1,938	1,563	1,150
US | Other post-retirement benefits | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,332	723	13
US | Other post-retirement benefits | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	431	511	533
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	510	1,013	1,303
Diversified alternatives	9	120	172
Other (including net current assets and liabilities)	147	185	171
Fair value of plan assets	670	1,322	1,649
US | Other post-retirement benefits | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2	2	0
US | Other post-retirement benefits | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 2	£ 2	£ 3